Accounting Pronouncements Recently Adopted	12 Months Ended
Mar. 31, 2013
Accounting Changes and Error Corrections [Abstract]
Accounting pronouncements recently adopted
Accounting pronouncements recently adopted
a) Comprehensive income
In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This new accounting guidance requires the presentation of the components of net income and other comprehensive income either in a single continuous financial statement, or in two separate but consecutive financial statements. The accounting standard eliminates the option to present other comprehensive income and its components as part of the statement of shareholders' equity. The Company adopted this ASU effective April 1, 2012. The adoption of this standard did not have a material effect on the Company's consolidated financial statements.
b) Goodwill Impairment
In September 2011, the FASB issued ASU 2011-08, Intangibles - Goodwill and Other, which amended the guidance on the annual testing of goodwill for impairment. The amended guidance allows companies to assess qualitative factors to determine if it is more-likely-than-not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. The Company adopted this ASU effective April 1, 2012. The adoption of this standard did not have a material effect on the Company's consolidated financial statements.